Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about accruals, deferred income and other liabilities

	2025	2024
	$m	$m
Accruals and deferred income	16,143	16,277
Settlement accounts and items in course of transmission to other banks	30,246	24,692
Cash collateral and margin payables	60,841	58,040
Endorsements and acceptances	8,708	8,102
Employee benefit liabilities (Note 5)	1,071	1,017
Reinsurance contract liabilities	682	701
Lease liabilities	3,320	2,459
Other liabilities	21,112	19,052
At 31 Dec[1]	142,123	130,340
Accruals, deferred income and other liabilities include $133.5bn (2024: $122.1bn) of financial liabilities, the majority of which are measured at amortised cost.